Warrants (Detail) - CIK_0001819810_Genesis Park Acquisition Corp [Member] - $ / shares		6 Months Ended
	Nov. 27, 2020	Jun. 30, 2021	Dec. 31, 2020
Share Trigger Price [Member] | Common Class A [Member]
Class of Warrant or Right [Line Items]
Share redemption trigger price per share	$ 18.00
Warrant instrument redemption threshold consecutive trading days	20 days
Warrant instrument redemption threshold trading days	30 days
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right redemption threshold consecutive trading days | trading days	30 days	30 days
Class of warrant or right, threshold period for exercise from date of closing public offering	12 months	12 months
Term of warrants	5 years	5 years
Public Warrants outstanding		8,188,811	8,188,811
Public Warrants [Member] | Share Trigger Price [Member]
Class of Warrant or Right [Line Items]
Class of warrants redemption price per unit	0.01%	0.01%
Class of warrants redemption notice period	30 days	30 days